Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of acquisition date fair value of the assets liabilities

Accounts receivables	$6,432,414
Other receivables	49,704
Prepayments, net	1,797,617
Right-of-use assets	91,513
Property, plant and equipment, net	148,095
Intangible assets	6,876,455
Deferred tax assets	136,546
Total assets acquired	$15,532,344
Accrued expenses and other payables	2,462,953
Taxes payable	2,185,779
Customer deposits	597,380
Short term loans, bank	849,959
Operating lease liability	96,131
Total Liabilities	$6,192,202
Net identifiable assets acquired	9,340,142
Less: Non-controlling interest	5,379,104
Add: Goodwill	3,792,056
Total purchase price for acquisition net of $20,506 of cash	$7,753,094

Fujian Youth Hand [Member]
Business Acquisition [Line Items]
Schedule of acquisition date fair value of the assets liabilities

Accounts receivables	$78,772
Other receivables	10,321
Inventories	2,955
Prepayments	1,215,130
Property, plant and equipment, net	153
Intangible assets, net	910,284
Total assets acquired	$2,217,615
Accrued expenses and other payables	1,993,335
Total Liabilities	1,993,335
Net identifiable assets acquired	224,280
Less: 48.5% owned by Blue Hat Interactive Entertainment Technology	75,547
Add: Goodwill	14,537
Total purchase price for acquisition net of $944 of cash	$163,270